Expense Example, No Redemption - FT Vest Bitcoin Strategy Floor15 ETF - October - FT Vest Bitcoin Strategy Floor15 ETF - October	Sep. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287